Main Classes of Assets and Liabilities Held for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents		$ 30,530	$ 23,353
Other assets	4,003	26,378
Total liabilities	$ 4,003	$ 10,333